Earnings Per Share - Additional Information (Detail)	0 Months Ended
	Jul. 07, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Common stock, shares issued		161,355,490	129,700,000
Common stock, shares outstanding		161,355,490	129,700,000
Common Stock [Member]
Business Acquisition [Line Items]
Conversion of shares, issued and outstanding	1.297
Common stock, shares outstanding		161,355,490	129,700,000	129,700,000	129,700,000
WRECO Transaction [Member]
Business Acquisition [Line Items]
Common stock, shares issued			100,000,000
Common stock, shares outstanding		31,632,533	100,000,000